UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2010

Item 1. Schedule of Investments.
CALVERT SOCIAL INDEX FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 98.4%	SHARES	VALUE
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	1,517	$38,577
Hexcel Corp.*	1,582	24,537
Rockwell Collins, Inc.	2,560	136,013
Spirit AeroSystems Holdings, Inc.*	1,668	31,792
		230,919

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	2,730	151,952
Expeditors International of Washington, Inc.	3,508	121,061
FedEx Corp.	4,787	335,617
United Parcel Service, Inc., Class B	11,752	668,571
		1,277,201

Airlines - 0.3%
Continental Airlines, Inc., Class B*	2,199	48,378
Delta Air Lines, Inc.*	12,718	149,436
Southwest Airlines Co.	12,005	133,376
		331,190

Auto Components - 0.4%
BorgWarner, Inc.*	1,937	72,328
Gentex Corp.	2,196	39,484
Johnson Controls, Inc.	11,045	296,779
		408,591

Automobiles - 0.1%
Harley-Davidson, Inc.	3,832	85,185

Beverages - 1.8%
Dr Pepper Snapple Group, Inc.	4,044	151,205
Hansen Natural Corp.*	1,107	43,295
PepsiCo, Inc.	26,547	1,618,040
		1,812,540

Biotechnology - 2.2%
Acorda Therapeutics, Inc.*	565	17,577
Alexion Pharmaceuticals, Inc.*	1,474	75,454
Amgen, Inc.*	15,769	829,449
Amylin Pharmaceuticals, Inc.*	2,041	38,371
Biogen Idec, Inc.*	4,170	197,867
Cubist Pharmaceuticals, Inc.*	861	17,737
Dendreon Corp.*	2,209	71,417
Genzyme Corp.*	4,368	221,763
Gilead Sciences, Inc.*	14,649	502,168
Isis Pharmaceuticals, Inc.*	1,392	13,321
Myriad Genetics, Inc.*	1,471	21,991
Onyx Pharmaceuticals, Inc.*	990	21,374
PDL BioPharma, Inc.	1,963	11,032
United Therapeutics Corp.*	809	39,487
Vertex Pharmaceuticals, Inc.*	3,325	109,393
		2,188,401

Building Products - 0.1%
Lennox International, Inc.	833	34,628
Masco Corp.	5,739	61,751
		96,379

Capital Markets - 3.1%
Affiliated Managers Group, Inc.*	733	44,544
Bank of New York Mellon Corp.	19,891	491,109
Charles Schwab Corp.	15,928	225,859
E*Trade Financial Corp.*	3,302	39,030
Eaton Vance Corp.	1,856	51,244
Federated Investors, Inc., Class B	1,584	32,805
Franklin Resources, Inc.	2,563	220,905
Goldman Sachs Group, Inc.	7,095	931,361
Invesco Ltd.	7,181	120,856
Investment Technology Group, Inc.*	677	10,873
Janus Capital Group, Inc.	2,860	25,397
Jefferies Group, Inc.	1,749	36,869
Lazard Ltd.	1,329	35,497
Legg Mason, Inc.	2,558	71,701
Northern Trust Corp.	3,973	185,539
SEI Investments Co.	2,485	50,594
State Street Corp.	8,140	275,295
Stifel Financial Corp.*	479	20,784
T. Rowe Price Group, Inc.	4,263	189,234
TD Ameritrade Holding Corp.*	3,769	57,666
Waddell & Reed Financial, Inc.	1,372	30,019
		3,147,181

Chemicals - 1.1%
Air Products & Chemicals, Inc.	3,249	210,568
Airgas, Inc.	1,113	69,229
Ecolab, Inc.	3,829	171,960
H.B. Fuller Co.	726	13,787
International Flavors & Fragrances, Inc.	1,253	53,152
Lubrizol Corp.	1,105	88,742
Nalco Holding Co.	2,193	44,869
Praxair, Inc.	5,076	385,725
Sensient Technologies Corp.	767	19,888
Sigma-Aldrich Corp.	1,671	83,266
		1,141,186

Commercial Banks - 5.1%
Associated Banc-Corp.	2,652	32,513
BancorpSouth, Inc.	1,249	22,332
Bank of Hawaii Corp.	760	36,746
BB&T Corp.	11,383	299,487
City National Corp.	786	40,267
Comerica, Inc.	2,902	106,881
Commerce Bancshares, Inc.	1,217	43,800
Cullen/Frost Bankers, Inc.	905	46,517
Fifth Third Bancorp	12,877	158,258
First Financial Bankshares, Inc.	310	14,908
First Horizon National Corp.*	3,621	41,462
FirstMerit Corp.	1,651	28,282
Fulton Financial Corp.	3,246	31,324
Glacier Bancorp, Inc.	1,123	16,474
Huntington Bancshares, Inc.	11,520	63,821
KeyCorp	14,462	111,213
M&T Bank Corp.	1,404	119,270
Marshall & Ilsley Corp.	8,299	59,587
PNC Financial Services Group, Inc.	8,659	489,233
PrivateBancorp, Inc.	1,138	12,609
Prosperity Bancshares, Inc.	734	25,506
Regions Financial Corp.	19,239	126,593
SunTrust Banks, Inc.	8,211	191,316
SVB Financial Group*	649	26,758
Synovus Financial Corp.	6,757	17,163
TCF Financial Corp.	2,111	35,064
UMB Financial Corp.	499	17,744
United Bankshares, Inc.	646	15,465
US Bancorp	31,473	703,422
Valley National Bancorp	2,584	35,194
Wells Fargo & Co.	80,666	2,065,050
Westamerica Bancorporation	469	24,632
Whitney Holding Corp.	1,473	13,625
Wilmington Trust Corp.	1,405	15,581
Zions Bancorporation	2,638	56,902
		5,144,999

Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	1,706	54,814
Brink's Co.	753	14,330
Covanta Holding Corp.*	2,075	34,424
Herman Miller, Inc.	868	16,379
Pitney Bowes, Inc.	3,315	72,797
RR Donnelley & Sons Co.	3,274	53,595
		246,339

Communications Equipment - 3.8%
ADC Telecommunications, Inc.*	1,587	11,760
Adtran, Inc.	975	26,588
Arris Group, Inc.*	1,858	18,933
Ciena Corp.*	1,483	18,804
Cisco Systems, Inc.*	94,947	2,023,320
CommScope, Inc.*	1,540	36,606
F5 Networks, Inc.*	1,293	88,661
Harris Corp.	2,151	89,589
InterDigital, Inc.*	683	16,863
JDS Uniphase Corp.*	3,528	34,715
Juniper Networks, Inc.*	8,690	198,306
Motorola, Inc.*	35,363	230,567
Palm, Inc.*	2,672	15,204
Polycom, Inc.*	1,330	39,621
QUALCOMM, Inc.	27,002	886,746
Riverbed Technology, Inc.*	902	24,913
Tekelec*	991	13,121
Tellabs, Inc.	5,458	34,877
		3,809,194

Computers & Peripherals - 7.2%
Apple, Inc.*	14,927	3,754,588
Dell, Inc.*	28,407	342,588
Diebold, Inc.	1,091	29,730
EMC Corp.*	33,578	614,477
Hewlett-Packard Co.	38,603	1,670,738
Lexmark International, Inc.*	1,250	41,287
NCR Corp.*	2,515	30,482
NetApp, Inc.*	5,673	211,660
QLogic Corp.*	1,782	29,617
SanDisk Corp.*	3,785	159,235
Seagate Technology LLC*	7,952	103,694
Synaptics, Inc.*	509	13,998
Teradata Corp.*	2,750	83,820
Western Digital Corp.*	3,702	111,652
		7,197,566

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,585	36,550
EMCOR Group, Inc.*	1,057	24,491
Quanta Services, Inc.*	3,334	68,847
		129,888

Construction Materials - 0.0%
Eagle Materials, Inc.	678	17,581

Consumer Finance - 1.2%
American Express Co.	17,526	695,782
Capital One Financial Corp.	7,512	302,734
Discover Financial Services	8,951	125,135
SLM Corp.*	7,996	83,078
		1,206,729

Containers & Packaging - 0.3%
AptarGroup, Inc.	1,002	37,896
Bemis Co., Inc.	1,722	46,494
Owens-Illinois, Inc.*	2,662	70,410
Sealed Air Corp.	2,520	49,694
Sonoco Products Co.	1,585	48,311
		252,805

Distributors - 0.1%
Genuine Parts Co.	2,624	103,517

Diversified Consumer Services - 0.2%
DeVry, Inc.	987	51,808
ITT Educational Services, Inc.*	589	48,899
Matthews International Corp.	469	13,732
Regis Corp.	910	14,169
Sotheby's	1,050	24,013
Strayer Education, Inc.	223	46,359
		198,980

Diversified Financial Services - 5.4%
Bank of America Corp.	163,587	2,350,745
CME Group, Inc.	1,084	305,200
IntercontinentalExchange, Inc.*	1,211	136,879
JPMorgan Chase & Co.	65,401	2,394,331
Moody's Corp.	3,358	66,891
NYSE Euronext	4,263	117,787
The NASDAQ OMX Group, Inc.*	2,645	47,028
		5,418,861

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	97,797	2,365,710
CenturyTel, Inc.	4,945	164,718
Frontier Communications Corp.	4,965	35,301
tw telecom, Inc.*	2,377	39,648
Windstream Corp.	7,955	84,005
		2,689,382

Electric Utilities - 0.1%
Cleco Corp.	966	25,512
Hawaiian Electric Industries, Inc.	1,459	33,236
IDACORP, Inc.	751	24,986
ITC Holdings Corp.	799	42,275
Portland General Electric Co.	1,189	21,794
		147,803

Electrical Equipment - 1.3%
Acuity Brands, Inc.	658	23,938
American Superconductor Corp.*	604	16,121
AMETEK, Inc.	1,690	67,853
Baldor Electric Co.	701	25,292
Belden, Inc.	752	16,544
Brady Corp.	763	19,014
Cooper Industries plc	2,746	120,824
Emerson Electric Co.	12,429	543,023
Energy Conversion Devices, Inc.*	751	3,079
First Solar, Inc.*	755	85,942
General Cable Technologies Corp.*	778	20,734
GrafTech International Ltd.*	1,905	27,851
Hubbell, Inc., Class B	827	32,824
Regal-Beloit Corp.	580	32,352
Rockwell Automation, Inc.	2,329	114,331
Roper Industries, Inc.	1,545	86,458
SunPower Corp.*	868	10,503
Thomas & Betts Corp.*	849	29,460
Woodward Governor Co.	942	24,049
		1,300,192

Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc.*	5,743	163,273
Amphenol Corp.	2,856	112,184
Anixter International, Inc.*	477	20,320
Arrow Electronics, Inc.*	1,907	42,621
Avnet, Inc.*	2,411	58,129
Benchmark Electronics, Inc.*	976	15,470
Corning, Inc.	25,750	415,863
Dolby Laboratories, Inc.*	883	55,355
Flextronics International Ltd.*	12,928	72,397
FLIR Systems, Inc.*	2,516	73,190
Ingram Micro, Inc.*	2,608	39,616
Itron, Inc.*	637	39,379
Jabil Circuit, Inc.	3,254	43,278
National Instruments Corp.	977	31,049
Tech Data Corp.*	805	28,674
Trimble Navigation Ltd.*	1,916	53,648
Tyco Electronics Ltd.	7,533	191,188
		1,455,634

Energy Equipment & Services - 0.8%
Cameron International Corp.*	3,942	128,194
Core Laboratories NV	366	54,025
Dril-Quip, Inc.*	480	21,130
Exterran Holdings, Inc.*	1,002	25,862
FMC Technologies, Inc.*	2,011	105,899
Helix Energy Solutions Group, Inc.*	1,479	15,929
Key Energy Services, Inc.*	1,899	17,433
Noble Corp.*	4,230	130,749
SEACOR Holdings, Inc.*	371	26,215
Smith International, Inc.	4,006	150,826
Superior Energy Services, Inc.*	1,226	22,889
Tidewater, Inc.	822	31,828
Unit Corp.*	751	30,483
		761,462

Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc.*	872	32,273
Casey's General Stores, Inc.	759	26,489
Costco Wholesale Corp.	7,232	396,531
CVS Caremark Corp.	22,402	656,827
Ruddick Corp.	657	20,360
SUPERVALU, Inc.	3,381	36,650
Sysco Corp.	9,699	277,100
Walgreen Co.	16,052	428,588
Whole Foods Market, Inc.*	2,149	77,407
		1,952,225

Food Products - 1.4%
Campbell Soup Co.	3,418	122,467
Corn Products International, Inc.	1,180	35,754
Del Monte Foods Co.	3,178	45,731
Flowers Foods, Inc.	1,510	36,889
General Mills, Inc.	10,324	366,709
Green Mountain Coffee Roasters, Inc.*	1,848	47,494
H.J. Heinz Co.	5,161	223,058
Hershey Co.	2,555	122,461
J.M. Smucker Co.	1,942	116,947
Kellogg Co.	4,240	213,272
McCormick & Co., Inc.	1,763	66,924
Ralcorp Holdings, Inc.*	872	47,786
		1,445,492

Gas Utilities - 0.6%
AGL Resources, Inc.	1,219	43,665
Atmos Energy Corp.	1,483	40,100
Energen Corp.	1,153	51,112
EQT Corp.	2,367	85,543
New Jersey Resources Corp.	631	22,211
Nicor, Inc.	716	28,998
Northwest Natural Gas Co.	398	17,341
Oneok, Inc.	1,569	67,859
Piedmont Natural Gas Co., Inc.	1,115	28,211
Questar Corp.	2,881	131,057
South Jersey Industries, Inc.	446	19,160
Southwest Gas Corp.	670	19,765
WGL Holdings, Inc.	811	27,598
		582,620

Health Care Equipment & Supplies - 2.6%
American Medical Systems Holdings, Inc.*	1,105	24,443
Beckman Coulter, Inc.	1,105	66,620
Becton Dickinson & Co.	3,587	242,553
CareFusion Corp.*	2,867	65,081
Cooper Co.'s, Inc.	722	28,728
DENTSPLY International, Inc.	2,376	71,066
Edwards Lifesciences Corp.*	1,851	103,693
Gen-Probe, Inc.*	782	35,518
Haemonetics Corp.*	411	21,997
Hologic, Inc.*	4,120	57,392
Hospira, Inc.*	2,715	155,977
IDEXX Laboratories, Inc.*	948	57,733
Immucor, Inc.*	1,131	21,546
Intuitive Surgical, Inc.*	640	201,997
Inverness Medical Innovations, Inc.*	1,326	35,351
Kinetic Concepts, Inc.*	988	36,072
Masimo Corp.	779	18,548
Medtronic, Inc.	18,268	662,580
NuVasive, Inc.*	580	20,567
ResMed, Inc.*	1,206	73,337
St. Jude Medical, Inc.*	5,412	195,319
Stryker Corp.	5,008	250,700
Teleflex, Inc.	632	34,305
Thoratec Corp.*	894	38,201
Varian Medical Systems, Inc.*	2,047	107,017
		2,626,341

Health Care Providers & Services - 2.2%
AMERIGROUP Corp.*	794	25,789
AmerisourceBergen Corp.	4,648	147,574
Cardinal Health, Inc.	5,936	199,509
CIGNA Corp.	4,525	140,546
Coventry Health Care, Inc.*	2,361	41,742
DaVita, Inc.*	1,682	105,024
Express Scripts, Inc.*	8,378	393,934
Health Management Associates, Inc.*	3,895	30,264
Health Net, Inc.*	1,653	40,284
Henry Schein, Inc.*	1,504	82,570
HMS Holdings Corp.*	471	25,538
Laboratory Corp. of America Holdings*	1,696	127,794
LifePoint Hospitals, Inc.*	876	27,506
Lincare Holdings, Inc.*	1,623	52,764
Magellan Health Services, Inc.*	580	21,066
McKesson Corp.	4,422	296,981
Omnicare, Inc.	1,884	44,651
Owens & Minor, Inc.	993	28,181
Patterson Co.'s, Inc.	1,596	45,534
PSS World Medical, Inc.*	907	19,183
Psychiatric Solutions, Inc.*	873	28,565
Quest Diagnostics, Inc.	2,469	122,882
Universal Health Services, Inc., Class B	1,447	55,203
VCA Antech, Inc.*	1,349	33,401
WellCare Health Plans, Inc.*	675	16,024
		2,152,509

Health Care Technology - 0.1%
Cerner Corp.*	1,105	83,858

Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	1,665	24,076
Chipotle Mexican Grill, Inc.*	504	68,952
Panera Bread Co.*	480	36,139
Starbucks Corp.	12,237	297,359
Wendy's/Arby's Group, Inc.	5,546	22,184
		448,710

Household Durables - 0.5%
D.R. Horton, Inc.	4,425	43,498
Garmin Ltd.	1,891	55,179
Harman International Industries, Inc.*	1,105	33,028
KB Home	1,210	13,310
Mohawk Industries, Inc.*	880	40,269
Pulte Homes, Inc.*	5,325	44,091
Stanley Black & Decker, Inc.	2,630	132,868
Tupperware Brands Corp.	998	39,770
Whirlpool Corp.	1,233	108,282
		510,295

Household Products - 4.1%
Church & Dwight Co., Inc.	1,116	69,984
Clorox Co.	2,277	141,538
Colgate-Palmolive Co.	8,089	637,090
Kimberly-Clark Corp.	6,835	414,406
Procter & Gamble Co.	47,407	2,843,472
		4,106,490

Industrial Conglomerates - 0.9%
3M Co.	10,743	848,590
Carlisle Co.'s, Inc.	972	35,118
		883,708

Insurance - 4.0%
ACE Ltd.	5,480	282,110
Aflac, Inc.	7,673	327,407
Alleghany Corp.*	121	35,489
Allied World Assurance Co. Holdings Ltd.	650	29,497
American Financial Group, Inc.	1,232	33,658
AON Corp.	3,911	145,176
Arch Capital Group Ltd.*	868	64,666
Arthur J. Gallagher & Co.	1,623	39,569
Aspen Insurance Holdings Ltd.	1,226	30,331
AXIS Capital Holdings Ltd.	2,086	61,996
Brown & Brown, Inc.	1,834	35,103
Chubb Corp.	5,408	270,454
Cincinnati Financial Corp.	2,421	62,631
Endurance Specialty Holdings Ltd.	813	30,512
Everest Re Group Ltd.	991	70,084
Fidelity National Financial, Inc.	3,676	47,751
First American Financial Corp.	1,924	24,396
Genworth Financial, Inc.*	7,910	103,384
Hanover Insurance Group, Inc.	797	34,670
Hartford Financial Services Group, Inc.	7,310	161,770
HCC Insurance Holdings, Inc.	1,788	44,271
Lincoln National Corp.	4,972	120,770
Markel Corp.*	156	53,040
Montpelier Re Holdings Ltd.	1,240	18,513
PartnerRe Ltd.	1,294	90,761
Platinum Underwriters Holdings Ltd.	793	28,778
Principal Financial Group, Inc.	4,942	115,840
ProAssurance Corp.*	516	29,288
Progressive Corp.	10,441	195,456
Protective Life Corp.	1,338	28,620
Prudential Financial, Inc.	7,588	407,172
RenaissanceRe Holdings Ltd.	993	55,876
StanCorp Financial Group, Inc.	781	31,662
Torchmark Corp.	1,319	65,304
Transatlantic Holdings, Inc.	1,058	50,742
Travelers Co.'s, Inc.	8,154	401,585
Unum Group	5,450	118,265
White Mountains Insurance Group Ltd.	122	39,552
Willis Group Holdings plc	2,771	83,269
WR Berkley Corp.	2,246	59,429
XL Group plc	5,632	90,168
		4,019,015

Internet & Catalog Retail - 1.0%
Amazon.com, Inc.*	5,718	624,749
Expedia, Inc.	3,382	63,514
Liberty Media Corp. - Interactive*	9,290	97,545
NetFlix, Inc.*	752	81,705
priceline.com, Inc.*	780	137,701
		1,005,214

Internet Software & Services - 2.8%
Akamai Technologies, Inc.*	2,842	115,300
AOL, Inc.*	1,692	35,177
Digital River, Inc.*	628	15,016
eBay, Inc.*	18,466	362,118
Equinix, Inc.*	745	60,509
Google, Inc.*	4,017	1,787,364
j2 Global Communications, Inc.*	669	14,611
Monster Worldwide, Inc.*	1,994	23,230
ValueClick, Inc.*	1,401	14,977
VistaPrint NV*	639	30,346
Yahoo!, Inc.*	21,545	297,967
		2,756,615

IT Services - 5.4%
Acxiom Corp.*	1,179	17,319
Alliance Data Systems Corp.*	878	52,259
Amdocs Ltd.*	3,018	81,033
Automatic Data Processing, Inc.	8,257	332,427
Broadridge Financial Solutions, Inc.	1,997	38,043
Cognizant Technology Solutions Corp.*	4,928	246,696
Computer Sciences Corp.	2,528	114,392
Convergys Corp.*	1,857	18,217
CoreLogic, Inc.	1,619	28,592
Cybersource Corp.*	1,161	29,640
DST Systems, Inc.	640	23,130
Fidelity National Information Services, Inc.	5,434	145,740
Fiserv, Inc.*	2,533	115,657
Global Payments, Inc.	1,327	48,489
Hewitt Associates, Inc.*	1,502	51,759
International Business Machines Corp.	21,109	2,606,539
Iron Mountain, Inc.	2,949	66,235
Lender Processing Services, Inc.	1,511	47,309
Mantech International Corp.*	328	13,963
MasterCard, Inc.	1,583	315,856
NeuStar, Inc.*	1,189	24,517
Paychex, Inc.	5,247	136,265
Total System Services, Inc.	3,139	42,690
Visa, Inc.	8,148	576,471
Western Union Co.	11,206	167,081
Wright Express Corp.*	573	17,018
		5,357,337

Leisure Equipment & Products - 0.2%
Mattel, Inc.	5,948	125,859
Polaris Industries, Inc.	506	27,638
		153,497

Life Sciences - Tools & Services - 0.9%
Bio-Rad Laboratories, Inc.*	299	25,860
Dionex Corp.*	265	19,732
Illumina, Inc.*	1,994	86,799
Life Technologies Corp.*	3,005	141,986
Mettler-Toledo International, Inc.*	534	59,610
Millipore Corp.*	914	97,478
Pharmaceutical Product Development, Inc.	1,755	44,595
Techne Corp.	597	34,298
Thermo Fisher Scientific, Inc.*	6,718	329,518
Waters Corp.*	1,509	97,632
		937,508

Machinery - 2.5%
Actuant Corp.	1,081	20,355
AGCO Corp.*	1,458	39,322
Bucyrus International, Inc.	1,193	56,608
CLARCOR, Inc.	825	29,304
Cummins, Inc.	2,971	193,501
Danaher Corp.	8,310	308,467
Deere & Co.	6,930	385,862
Donaldson Co., Inc.	1,137	48,493
Dover Corp.	3,061	127,919
Eaton Corp.	2,726	178,389
ESCO Technologies, Inc.	388	9,991
Flowserve Corp.	903	76,574
Gardner Denver, Inc.	825	36,787
Graco, Inc.	972	27,401
Harsco Corp.	1,236	29,046
IDEX Corp.	1,286	36,741
Illinois Tool Works, Inc.	7,060	291,437
Lincoln Electric Holdings, Inc.	705	35,948
Nordson Corp.	487	27,311
PACCAR, Inc.	5,669	226,023
Pall Corp.	1,867	64,169
Pentair, Inc.	1,566	50,425
Snap-on, Inc.	916	37,474
SPX Corp.	781	41,245
Terex Corp.*	1,721	32,251
Toro Co.	564	27,704
Valmont Industries, Inc.	336	24,414
WABCO Holdings, Inc.*	1,020	32,110
		2,495,271

Marine - 0.1%
Alexander & Baldwin, Inc.	679	20,221
Kirby Corp.*	856	32,742
		52,963

Media - 2.7%
CBS Corp., Class B	10,285	132,985
DIRECTV*	14,601	495,266
Discovery Communications, Inc.*	2,232	69,036
DISH Network Corp.	3,355	60,893
DreamWorks Animation SKG, Inc.*	1,114	31,805
Gannett Co., Inc.	3,781	50,892
John Wiley & Sons, Inc.	774	29,930
Lamar Advertising Co.*	916	22,460
Liberty Global, Inc.*	1,978	51,408
Liberty Media Corp. - Capital*	1,353	56,704
Liberty Media Corp. - Starz*	794	41,161
McGraw-Hill Co.'s, Inc.	5,091	143,261
Meredith Corp.	540	16,810
Omnicom Group, Inc.	5,032	172,598
Scripps Networks Interactive, Inc.	1,420	57,283
Time Warner Cable, Inc.	5,799	302,012
Time Warner, Inc.	18,905	546,543
Viacom, Inc., Class B	9,135	286,565
Virgin Media, Inc.	4,891	81,631
Washington Post Co., Class B	93	38,175
		2,687,418

Metals & Mining - 0.1%
Compass Minerals International, Inc.	516	36,265
Reliance Steel & Aluminum Co.	1,021	36,909
Schnitzer Steel Industries, Inc.	356	13,955
		87,129

Multiline Retail - 1.1%
Big Lots, Inc.*	1,317	42,262
Dollar Tree, Inc.*	2,111	87,860
Family Dollar Stores, Inc.	2,113	79,639
Kohl's Corp.*	4,726	224,485
Nordstrom, Inc.	2,772	89,231
Target Corp.	11,070	544,312
		1,067,789

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	4,619	199,079
Integrys Energy Group, Inc.	1,219	53,319
MDU Resources Group, Inc.	2,768	49,907
NiSource, Inc.	4,374	63,423
OGE Energy Corp.	1,531	55,973
		421,701

Office Electronics - 0.2%
Xerox Corp.	22,697	182,484
Zebra Technologies Corp.*	947	24,025
		206,509

Oil, Gas & Consumable Fuels - 1.8%
Bill Barrett Corp.*	678	20,862
Chesapeake Energy Corp.	10,662	223,369
Cimarex Energy Co.	1,380	98,780
Comstock Resources, Inc.*	733	20,319
Denbury Resources, Inc.*	6,551	95,907
EOG Resources, Inc.	4,147	407,940
EXCO Resources, Inc.	2,724	39,798
Exxon Mobil Corp.	1	31
Mariner Energy, Inc.*	1,624	34,884
Overseas Shipholding Group, Inc.	428	15,853
Pioneer Natural Resources Co.	1,867	110,993
Plains Exploration & Production Co.*	2,220	45,754
Quicksilver Resources, Inc.*	1,905	20,955
Range Resources Corp.	2,624	105,354
SM Energy Co.	991	39,799
Southern Union Co.	1,913	41,818
Southwestern Energy Co.*	5,697	220,132
Spectra Energy Corp.	10,659	213,926
Whiting Petroleum Corp.*	804	63,050
World Fuel Services Corp.	947	24,565
		1,844,089

Paper & Forest Products - 0.1%
Domtar Corp.	668	32,832
MeadWestvaco Corp.	2,811	62,404
		95,236

Personal Products - 0.4%
Alberto-Culver Co.	1,396	37,818
Avon Products, Inc.	7,151	189,501
Estee Lauder Co.'s, Inc.	1,997	111,293
NBTY, Inc.*	914	31,085
		369,697

Pharmaceuticals - 4.4%
Allergan, Inc.	4,979	290,077
Auxilium Pharmaceuticals, Inc.*	751	17,648
Bristol-Myers Squibb Co.	28,279	705,278
Endo Pharmaceuticals Holdings, Inc.*	1,656	36,134
Forest Laboratories, Inc.*	4,964	136,162
Johnson & Johnson	45,529	2,688,943
Medicis Pharmaceutical Corp.	928	20,305
Perrigo Co.	1,315	77,677
Pfizer, Inc.	33,315	475,072
		4,447,296

Professional Services - 0.3%
Dun & Bradstreet Corp.	842	56,515
FTI Consulting, Inc.*	818	35,657
Huron Consulting Group, Inc.*	323	6,269
IHS, Inc.*	772	45,100
Manpower, Inc.	1,347	58,164
Robert Half International, Inc.	2,413	56,826
Towers Watson & Co.	675	26,224
		284,755

Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	4,130	57,985
CB Richard Ellis Group, Inc.*	4,840	65,872
Jones Lang LaSalle, Inc.	653	42,863
St. Joe Co.*	1,462	33,860
		200,580

Road & Rail - 0.1%
Con-way, Inc.	885	26,568
Kansas City Southern*	1,674	60,850
Ryder System, Inc.	822	33,069
		120,487

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	8,946	65,485
Altera Corp.	4,942	122,611
Analog Devices, Inc.	4,900	136,514
Applied Materials, Inc.	22,085	265,462
Atheros Communications, Inc.*	1,095	30,156
Atmel Corp.*	6,408	30,758
Cypress Semiconductor Corp.*	2,469	24,789
Fairchild Semiconductor International, Inc.*	1,934	16,265
Formfactor, Inc.*	739	7,981
Integrated Device Technology, Inc.*	2,670	13,217
Intel Corp.	91,558	1,780,803
Intersil Corp.	1,948	23,590
KLA-Tencor Corp.	2,726	76,001
Lam Research Corp.*	2,015	76,691
Linear Technology Corp.	3,292	91,550
LSI Corp.*	10,284	47,306
Marvell Technology Group Ltd.*	8,304	130,871
MEMC Electronic Materials, Inc.*	3,562	35,193
Microchip Technology, Inc.	2,904	80,557
Micron Technology, Inc.*	14,085	119,582
National Semiconductor Corp.	3,768	50,717
Novellus Systems, Inc.*	1,557	39,486
NVIDIA Corp.*	9,366	95,627
ON Semiconductor Corp.*	6,779	43,250
PMC - Sierra, Inc.*	3,513	26,418
Semtech Corp.*	905	14,815
Silicon Laboratories, Inc.*	721	29,244
Skyworks Solutions, Inc.*	2,906	48,792
Teradyne, Inc.*	2,753	26,842
Tessera Technologies, Inc.*	743	11,925
Texas Instruments, Inc.	20,119	468,370
Varian Semiconductor Equipment Associates, Inc.*	1,158	33,188
Xilinx, Inc.	4,550	114,933
		4,178,989

Software - 5.1%
Adobe Systems, Inc.*	8,629	228,064
ANSYS, Inc.*	1,487	60,328
Autodesk, Inc.*	3,774	91,935
BMC Software, Inc.*	2,948	102,089
CA, Inc.	6,687	123,041
Cadence Design Systems, Inc.*	4,173	24,162
Check Point Software Technologies Ltd.*	2,682	79,065
Citrix Systems, Inc.*	3,057	129,097
Compuware Corp.*	3,562	28,425
Concur Technologies, Inc.*	670	28,596
Electronic Arts, Inc.*	5,289	76,162
FactSet Research Systems, Inc.	691	46,290
Informatica Corp.*	1,392	33,241
Intuit, Inc.*	4,704	163,558
Jack Henry & Associates, Inc.	1,330	31,760
MICROS Systems, Inc.*	1,270	40,475
Microsoft Corp.	128,406	2,954,622
Novell, Inc.*	5,588	31,740
Nuance Communications, Inc.*	3,813	57,004
Parametric Technology Corp.*	1,849	28,974
Progress Software Corp.*	657	19,730
Red Hat, Inc.*	3,002	86,878
Salesforce.com, Inc.*	1,911	164,002
Solera Holdings, Inc.	1,104	39,965
Sybase, Inc.*	1,429	92,399
Symantec Corp.*	13,514	187,574
Synopsys, Inc.*	2,463	51,403
TIBCO Software, Inc.*	2,758	33,261
TiVo, Inc.*	1,727	12,745
VMware, Inc.*	1,213	75,922
		5,122,507

Specialty Retail - 3.2%
Aaron's, Inc.	1,044	17,821
Advance Auto Parts, Inc.	1,446	72,560
American Eagle Outfitters, Inc.	2,809	33,006
Bed Bath & Beyond, Inc.*	4,241	157,256
Best Buy Co., Inc.	5,660	191,648
CarMax, Inc.*	3,668	72,993
Chico's FAS, Inc.	2,799	27,654
GameStop Corp.*	2,601	48,873
Gap, Inc.	6,273	122,073
Home Depot, Inc.	27,959	784,809
J Crew Group, Inc.*	831	30,589
Limited Brands, Inc.	4,525	99,867
Lowe's Co.'s, Inc.	23,682	483,586
Office Depot, Inc.*	4,252	17,178
O'Reilly Automotive, Inc.*	2,250	107,010
PetSmart, Inc.	1,970	59,435
RadioShack Corp.	1,995	38,922
Ross Stores, Inc.	1,997	106,420
Signet Jewelers Ltd.*	1,359	37,373
Staples, Inc.	12,014	228,867
Tiffany & Co.	2,080	78,853
TJX Co.'s, Inc.	6,722	281,988
Tractor Supply Co.	577	35,180
Williams-Sonoma, Inc.	1,484	36,833
		3,170,794

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.*	215	30,717
Fossil, Inc.*	752	26,094
Jones Apparel Group, Inc.	1,382	21,905
Nike, Inc., Class B	4,517	305,123
Phillips-Van Heusen Corp.	819	37,895
Wolverine World Wide, Inc.	790	19,924
		441,658

Thrifts & Mortgage Finance - 0.4%
First Niagara Financial Group, Inc.	3,360	42,101
Hudson City Bancorp, Inc.	8,030	98,287
New York Community Bancorp, Inc.	7,167	109,440
NewAlliance Bancshares, Inc.	1,496	16,770
People's United Financial, Inc.	5,965	80,528
Washington Federal, Inc.	1,789	28,946
		376,072

Trading Companies & Distributors - 0.3%
Fastenal Co.	2,250	112,928
MSC Industrial Direct Co.	714	36,171
W.W. Grainger, Inc.	1,016	101,041
Watsco, Inc.	443	25,659
WESCO International, Inc.*	656	22,088
		297,887

Water Utilities - 0.0%
Aqua America, Inc.	2,159	38,171

Wireless Telecommunication Services - 0.7%
American Tower Corp.*	6,608	294,056
Crown Castle International Corp.*	4,066	151,499
Leap Wireless International, Inc.*	996	12,928
MetroPCS Communications, Inc.*	3,986	32,645
NII Holdings, Inc.*	2,727	88,682
SBA Communications Corp.*	1,858	63,191
Syniverse Holdings, Inc.*	1,026	20,982
Telephone & Data Systems, Inc.	764	23,218
		687,201

Total Equity Securities (Cost $103,139,330)		98,515,338

U.S. TREASURY - 0.7%	PRINCIPAL AMOUNT
United States Treasury Bills, 7/22/10 ^	$650,000	649,951

Total U.S. Treasury (Cost $649,951)		649,951

TIME DEPOSIT - 0.6%
State Street Corp. Time Deposit, 0.01%, 7/1/10	634,818	634,818

Total Time Deposit (Cost $634,818)		634,818

TOTAL INVESTMENTS (Cost $104,424,099) - 99.7%		99,800,107
Other assets and liabilities, net - 0.3%		310,255
NET ASSETS - 100%		$100,110,362
		===========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	13	9/10	$451,880	($14,882)
E-Mini S&P 500 Index^	26	9/10	1,334,580	(46,680)
Total Purchased				($61,562)
				==============

^ Futures collateralized by 650,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations: LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

34 - CALVERT SOCIAL INDEX FUND ANNUAL REPORT

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010 there were no securities fair valued under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$98,515,338	-	-	$98,515,338
U.S. government obligations	-	$649,951	-	649,951
Other debt obligations	-	634,818	-	634,818
TOTAL	$98,515,338	$1,284,769	-	$99,800,107
	===========	==========	=======	===========
Other financial instruments**	($61,562)	-	-	($61,562)
	===========	==========	=======	===========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Fund is subject to market risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

- CALVERT SOCIAL INDEX FUND ANNUAL REPORT

NOTE B -- TAX INFORMATION

The cost of investments owned at June 30, 2010 for federal income tax purposes was $108,535,194. Net unrealized depreciation aggregated $8,735,087 of which $8,439,878 related to appreciated securities and $17,174,965 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $1,123,572, $900,355, $534,245 and $864,557 at September 30, 2009 may be utilized to offset future capital gains until expiration in September 2011, September 2012, September 2014, and September 2017, respectively.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President -- Principal Executive Officer
Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby -- President
Date:  August 27, 2010

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date:  August 27, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  August 27, 2010